Income and social contributions taxes - Breakdown of accumulated tax losses and social contribution tax losses carried forward (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax loss carried forward	R$ 4,825,916	R$ 3,929,920
Negative tax basis of social contribution carried forward	R$ 5,213,689	R$ 4,240,000